C21 Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Current Liabilities

Other current liabilities

	2017	2016
Advances from customers	6,955	5,391
Accrued interest	383	367
Accrued expenses	29,196	30,716
Of which employee-related	8,935	9,414
Of which supplier-related	10,491	13,003
Of which other1)	9,770	8,299
Deferred revenues	20,110	13,990
Derivatives with a negative value2)	926	739
Other3)	4,800	4,800

Total	62,370	56,003

1)	Major balance relates to accrued expenses for customer projects.
2)	See Note C20, “Financial risk management and financial instruments.”
3)	Includes items such as VAT and withholding tax payables and other payroll deductions, and liabilities for goods received where the related invoice has not yet been received.